Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 86,962	$ 632,387	$ 26,794
Prepaid expenses	666,008	695,350	0
Total Current Assets	752,970	1,327,737	26,794
Deferred offering costs		0	138,999
Marketable securities held in Trust Account	345,006,438	345,012,580	0
TOTAL ASSETS	345,759,408	346,340,317	165,793
Current Liabilities
Accounts payable and accrued expenses	228,753	115,461	1,935
Promissory note – related party	400,000	0	150,000
Total Current Liabilities	628,753	115,461	151,935
Deferred underwriting payable	12,075,000	12,075,000	0
Warrant liabilities	23,400,000	30,680,000	0
Total Liabilities	36,103,753	42,870,461	151,935
Commitments
Class A common stock subject to possible redemption	304,655,650	298,469,850	0
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0	0
Additional paid-in capital	7,469,090	13,654,828	24,137
Accumulated deficit	(2,470,351)	(8,656,150)	(11,142)
Total Stockholders’ Equity	5,000,005	5,000,006	13,858
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	345,759,408	346,340,317	165,793
Class A Common Stock
Stockholders’ Equity
Common stock value	403	465	0
Class B Common Stock
Stockholders’ Equity
Common stock value	$ 863	$ 863	$ 863